Marsico Focus Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS^
Air Freight & Logistics
United Parcel Service, Inc. - Cl. B	130,245	$23,774,922	3.81%

Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	162,474	44,292,037	7.09

Application Software
Adobe, Inc.*	45,286	16,577,393	2.65

Asset Management & Custody Banks
Blackstone, Inc.	282,387	25,762,166	4.13

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	119,111	23,451,765	3.76

Footwear
On Holding A.G. - Cl. A*	369,343	6,533,678	1.05

Hypermarkets & Super Centers
Costco Wholesale Corp.	43,148	20,679,974	3.31

Interactive Media & Services
Alphabet, Inc. - Cl. A*	11,681	25,455,936	4.08

Internet & Direct Marketing Retail
Amazon.com, Inc.*	507,300	53,880,333	8.63

Managed Health Care
UnitedHealth Group, Inc.	48,264	24,789,838	3.97

Oil & Gas Exploration & Production
Pioneer Natural Resources Company	130,461	29,103,240	4.66

Pharmaceuticals
Eli Lilly & Company	88,466	28,683,331	4.59

Restaurants
Chipotle Mexican Grill, Inc.*	12,733	16,645,342	2.66

Semiconductor Equipment
KLA Corp.	29,302	9,349,682	1.50

	Number of Shares	Value	Percent of Net Assets
Semiconductors
Marvell Technology, Inc.	344,392	$14,991,384	2.40%
NVIDIA Corp.	121,857	18,472,303	2.96
		33,463,687	5.36

Specialty Chemicals
The Sherwin-Williams Company	120,852	27,059,971	4.33

Systems Software
Microsoft Corp.	218,088	56,011,541	8.97
ServiceNow, Inc.*	37,923	18,033,145	2.89
		74,044,686	11.86
Technology Hardware, Storage & Peripherals
Apple, Inc.	265,921	36,356,719	5.82

Wireless Telecommunication Services
T-Mobile US, Inc.*	278,384	37,453,783	6.00

TOTAL COMMON STOCKS
(Cost $401,984,277)		557,358,483	89.26

SHORT-TERM INVESTMENTS^

State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	69,517,596	69,517,596	11.13

TOTAL SHORT-TERM INVESTMENTS
(Cost $69,517,596)		69,517,596	11.13

TOTAL INVESTMENTS
(Cost $471,501,873)		626,876,079	100.39

Liabilities, Less Cash and Other Assets		(2,455,219)	(0.39)

NET ASSETS		$624,420,860	100.00%

^	As of June 30, 2022, all investments were classified as Level 1 with their corresponding fair valuation disclosed in the above Schedule of Investments. For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.
*	Non-income producing

See notes to schedule of investments.

Marsico Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS^
Agricultural & Farm Machinery
Deere & Company	4,353	$1,303,593	0.49%

Application Software
Adobe, Inc.*	14,123	5,169,865	1.96
The Trade Desk, Inc. - Cl. A*	113,564	4,757,196	1.80
		9,927,061	3.76
Asset Management & Custody Banks
Blackstone, Inc.	82,654	7,540,524	2.86

Automobile Manufacturers
Tesla, Inc.*	8,664	5,834,511	2.21

Consumer Finance
American Express Company	9,266	1,284,453	0.49

Data Processing & Outsourced Services
Adyen N.V.*	3,311	4,816,030	1.82
Mastercard, Inc. - Cl. A	61,923	19,535,468	7.40
		24,351,498	9.22
Financial Exchanges & Data
S&P Global, Inc.	23,815	8,027,084	3.04

Health Care Equipment
Danaher Corp.	23,889	6,056,339	2.30
Edwards Lifesciences Corp.*	43,390	4,125,955	1.56
IDEXX Laboratories, Inc.*	9,952	3,490,465	1.32
Insulet Corp.*	12,374	2,696,790	1.02
Intuitive Surgical, Inc.*	26,771	5,373,207	2.04
		21,742,756	8.24
Hypermarkets & Super Centers
Costco Wholesale Corp.	12,027	5,764,301	2.18

Interactive Media & Services
Alphabet, Inc. - Cl. A*	8,275	18,033,376	6.83

Internet & Direct Marketing Retail
Amazon.com, Inc.*	141,040	14,979,858	5.67

	Number of Shares	Value	Percent of Net Assets
Managed Health Care
UnitedHealth Group, Inc.	8,349	$4,288,297	1.62%

Movies & Entertainment
The Walt Disney Company*	39,414	3,720,682	1.41

Personal Products
The Estee Lauder Companies, Inc. – Cl. A	41,743	10,630,690	4.03

Regional Banks
First Republic Bank	40,534	5,845,003	2.21

Restaurants
Chipotle Mexican Grill, Inc.*	6,987	9,133,826	3.46

Semiconductors
Marvell Technology, Inc.	73,994	3,220,959	1.22
NVIDIA Corp.	28,829	4,370,188	1.66
		7,591,147	2.88
Soft Drinks
Monster Beverage Corp.*	57,595	5,339,056	2.02

Specialized REITs
Crown Castle International Corp.	74,065	12,471,065	4.72

Specialty Chemicals
The Sherwin-Williams Company	32,790	7,342,009	2.78

Systems Software
Microsoft Corp.	82,075	21,079,322	7.98
ServiceNow, Inc.*	24,964	11,870,881	4.50
		32,950,203	12.48
Technology Hardware, Storage & Peripherals
Apple, Inc.	119,933	16,397,240	6.21

Wireless Telecommunication Services
T-Mobile US, Inc.*	68,153	9,169,305	3.47

TOTAL COMMON STOCKS
(Cost $193,583,763)		243,667,538	92.28

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS^

State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	22,387,219	$22,387,219	8.48%

TOTAL SHORT-TERM INVESTMENTS
(Cost $22,387,219)		22,387,219	8.48

TOTAL INVESTMENTS
(Cost $215,970,982)		266,054,757	100.76

Liabilities, Less Cash and Other Assets		(1,995,592)	(0.76)

NET ASSETS		$264,059,165	100.00%

^	As of June 30, 2022, all investments were classified as Level 1 with their corresponding fair valuation disclosed in the above Schedule of Investments. For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.
*	Non-income producing

See notes to schedule of investments.

Marsico Midcap Growth Focus Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS^
Aerospace & Defense
Axon Enterprise, Inc.*	45,519	$4,241,005	1.83%
HEICO Corp.	48,506	6,360,107	2.74
		10,601,112	4.57
Apparel Retail
Burlington Stores, Inc.*	24,183	3,294,450	1.42

Application Software
Atlassian Corp. PLC - Cl. A*	25,222	4,726,603	2.04
Constellation Software, Inc.	5,185	7,697,220	3.32
Datadog, Inc. - Cl. A*	38,217	3,639,787	1.57
Guidewire Software, Inc.*	51,859	3,681,471	1.59
HubSpot, Inc.*	10,845	3,260,549	1.40
PTC, Inc.*	16,098	1,711,861	0.74
The Descartes Systems Group, Inc.*	91,600	5,692,265	2.45
The Trade Desk, Inc. - Cl. A*	33,820	1,416,720	0.61
Unity Software, Inc.*	25,472	937,879	0.40
		32,764,355	14.12
Biotechnology
Exact Sciences Corp.*	75,476	2,973,000	1.28
Horizon Therapeutics PLC*	57,724	4,604,066	1.98
Natera, Inc.*	66,404	2,353,358	1.02
		9,930,424	4.28
Data Processing & Outsourced Services
Global Payments, Inc.	29,135	3,223,496	1.39
WEX, Inc.*	40,603	6,316,203	2.72
		9,539,699	4.11
Diversified Support Services
Cintas Corp.	22,184	8,286,389	3.57

Education Services
Bright Horizons Family Solutions, Inc.*	44,346	3,748,124	1.62

Electrical Components & Equipment
AMETEK, Inc.	48,635	5,344,500	2.30

Electronic Components
Amphenol Corp. - Cl. A	112,790	7,261,420	3.13

	Number of Shares	Value	Percent of Net Assets
Electronic Equipment & Instruments
Cognex Corp.	72,262	$3,072,580	1.32%
Novanta, Inc.*	42,470	5,150,337	2.22
		8,222,917	3.54
Financial Exchanges & Data
MSCI, Inc.	14,888	6,136,089	2.64

Footwear
On Holding A.G. - Cl. A*	131,442	2,325,209	1.00

Health Care Equipment
DexCom, Inc.*	78,036	5,816,023	2.51
IDEXX Laboratories, Inc.*	14,839	5,204,483	2.24
Insulet Corp.*	36,798	8,019,756	3.46
		19,040,262	8.21
Health Care Supplies
The Cooper Companies, Inc.	18,402	5,762,034	2.48

Home Improvement Retail
Floor & Decor Holdings, Inc. - Cl. A*	57,687	3,631,973	1.57

Hotels, Resorts & Cruise Lines
Hilton Worldwide Holdings, Inc.	55,339	6,166,978	2.66

Interactive Media & Services
Snap, Inc. - Cl. A*	135,135	1,774,323	0.76

Internet Services & Infrastructure
Twilio, Inc. - Cl. A*	35,007	2,933,937	1.26

Leisure Facilities
Planet Fitness, Inc. - Cl. A*	70,270	4,779,063	2.06

Life Sciences Tools & Services
Avantor, Inc.*	222,919	6,932,781	2.99
Mettler-Toledo International, Inc.*	3,357	3,856,421	1.66
Repligen Corp.*	22,893	3,717,823	1.60
		14,507,025	6.25
Movies & Entertainment
Spotify Technology S.A.*	15,731	1,476,040	0.64

Oil & Gas Exploration & Production
Diamondback Energy, Inc.	28,165	3,412,190	1.47

Real Estate Services
FirstService Corp.	57,500	6,974,868	3.01

	Number of Shares	Value	Percent of Net Assets
Regional Banks
First Republic Bank	51,040	$7,359,968	3.17%

Research & Consulting Services
CoStar Group, Inc.*	127,355	7,693,515	3.32

Restaurants
Chipotle Mexican Grill, Inc.*	3,860	5,046,024	2.17

Semiconductor Equipment
Lam Research Corp.	5,406	2,303,767	0.99

Semiconductors
Marvell Technology, Inc.	98,068	4,268,900	1.84
Microchip Technology, Inc.	73,755	4,283,690	1.85
ON Semiconductor Corp.*	59,596	2,998,275	1.29
		11,550,865	4.98
Specialized REITs
SBA Communications Corp. - Cl. A	21,302	6,817,705	2.94

Systems Software
UiPath, Inc. - Cl. A*	65,076	1,183,732	0.51

TOTAL COMMON STOCKS
(Cost $191,896,266)		219,868,957	94.75

SHORT-TERM INVESTMENTS^

State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	13,005,099	13,005,099	5.61

TOTAL SHORT-TERM INVESTMENTS
(Cost $13,005,099)		13,005,099	5.61

TOTAL INVESTMENTS
(Cost $204,901,365)		232,874,056	100.36

Liabilities, Less Cash and Other Assets		(833,328)	(0.36)

NET ASSETS		$232,040,728	100.00%

^	As of June 30, 2022, all investments were classified as Level 1 with their corresponding fair valuation disclosed in the above Schedule of Investments. For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.
*	Non-income producing

See notes to schedule of investments.

Marsico International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS^
Advertising
S4 Capital PLC*	49,531	$138,194	0.34%

Aerospace & Defense
Airbus S.E.	15,152	1,467,971	3.64

Airlines
Ryanair Holdings PLC Spon. ADR*	4,409	296,505	0.74

Apparel, Accessories & Luxury Goods
adidas A.G.	1,652	292,159	0.73
LVMH Moet Hennessy Louis Vuitton S.E.	1,210	737,607	1.83
		1,029,766	2.56
Application Software
Atlassian Corp. PLC - Cl. A*	1,443	270,418	0.67
Constellation Software, Inc.	288	427,541	1.06
SAP S.E.	8,994	819,338	2.03
Xero Ltd.*	4,129	219,339	0.55
		1,736,636	4.31
Asset Management & Custody Banks
Julius Baer Group Ltd.	9,167	422,893	1.05

Automobile Manufacturers
Ferrari N.V.	1,184	217,240	0.54
Volkswagen A.G. Preference Shares	1,523	203,366	0.50
		420,606	1.04
Biotechnology
CSL Ltd.	3,655	678,802	1.68

Broadcasting
Viaplay Group A.B. - Cl. B*	11,107	227,900	0.57

Casinos & Gaming
Evolution A.B.	3,464	314,951	0.78

Consumer Electronics
Sony Group Corp.	12,500	1,022,166	2.54

	Number of Shares	Value	Percent of Net Assets
Data Processing & Outsourced Services
Adyen N.V.*	227	$330,184	0.82%
Mastercard, Inc. - Cl. A	1,364	430,315	1.07
		760,499	1.89
Distillers & Vintners
Diageo PLC	23,041	990,228	2.46

Diversified Banks
BAWAG Group A.G.	15,163	638,145	1.58
HDFC Bank Ltd. Spon. ADR	13,387	735,750	1.83
		1,373,895	3.41
Electronic Equipment & Instruments
Keyence Corp.	1,800	615,301	1.53

Financial Exchanges & Data
Deutsche Boerse A.G.	6,572	1,099,185	2.73

General Merchandise Stores
Dollarama, Inc.	6,219	358,105	0.89

Health Care Equipment
Olympus Corp.	67,700	1,360,437	3.38

Health Care Supplies
Alcon, Inc.	17,017	1,188,596	2.95

Human Resource & Employment Services
Recruit Holdings Company Ltd.	13,300	391,609	0.97

Industrial Conglomerates
Siemens A.G.	6,990	711,201	1.77

Industrial Gases
Air Liquide S.A.	5,653	758,991	1.88

Industrial Machinery
MISUMI Group, Inc.	23,900	503,788	1.25

Integrated Oil & Gas
TotalEnergies S.E.	11,641	614,473	1.53

Integrated Telecommunication Services
Cellnex Telecom S.A.	29,591	1,148,296	2.85
Deutsche Telekom A.G.	48,293	958,832	2.38
		2,107,128	5.23

	Number of Shares	Value	Percent of Net Assets
Interactive Home Entertainment
Sea Ltd. ADR*	4,961	$331,692	0.82%

Interactive Media & Services
Scout24 S.E.	13,314	683,528	1.70
Tencent Holdings Ltd.	22,400	1,011,694	2.51
		1,695,222	4.21
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. Spon. ADR*	6,790	771,887	1.92
JD.com, Inc. - Cl. A	15,616	503,100	1.25
Meituan - Cl. B*	24,400	603,874	1.50
MercadoLibre, Inc.*	476	303,150	0.75
		2,182,011	5.42
Internet Services & Infrastructure
Shopify, Inc. - Cl. A*	2,590	80,912	0.20

Life & Health Insurance
AIA Group Ltd.	113,200	1,226,954	3.05

Movies & Entertainment
Spotify Technology S.A.*	2,388	224,066	0.56

Packaged Foods & Meats
Nestlé S.A.	12,611	1,472,131	3.65

Personal Products
L’Oreal S.A.	1,782	614,950	1.53

Pharmaceuticals
AstraZeneca PLC	11,565	1,520,432	3.77
Dechra Pharmaceuticals PLC	5,268	221,752	0.55
Novo Nordisk A/S - Cl. B	8,922	989,553	2.46
Roche Holding A.G.	4,409	1,471,206	3.65
		4,202,943	10.43
Property & Casualty Insurance
Intact Financial Corp.	8,600	1,213,033	3.01

Real Estate Services
FirstService Corp.	3,400	412,427	1.02

Research & Consulting Services
Experian PLC	26,741	783,197	1.94

Restaurants
Domino’s Pizza Enterprises Ltd.	6,353	298,191	0.74

	Number of Shares	Value	Percent of Net Assets
Semiconductor Equipment
ASML Holding N.V.	2,433	$1,162,264	2.89%

Semiconductors
Infineon Technologies A.G.	15,880	384,251	0.96
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	14,100	1,152,675	2.86
		1,536,926	3.82
Soft Drinks
Coca-Cola Europacific Partners PLC	22,714	1,172,269	2.91

Specialty Chemicals
Shin-Etsu Chemical Company Ltd.	5,200	586,380	1.46

TOTAL COMMON STOCKS
(Cost $37,195,099)		39,785,394	98.78

SHORT-TERM INVESTMENTS^

State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	556,730	556,730	1.38

TOTAL SHORT-TERM INVESTMENTS
(Cost $556,730)		556,730	1.38

TOTAL INVESTMENTS
(Cost $37,751,829)		40,342,124	100.16

Liabilities, Less Cash and Other Assets		(66,306)	(0.16)

NET ASSETS		40,275,818	100.00%

^	As of June 30, 2022, all investments were classified as Level 1 with their corresponding fair valuation disclosed in the above Schedule of Investments. For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.
*	Non-income producing

See notes to schedule of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Argentina	$303,150	0.75%
Australia	1,247,411	3.09
Austria	638,145	1.58
Canada	2,492,018	6.18
China/Hong Kong	4,117,509	10.21
Denmark	989,553	2.45
France	4,193,992	10.40
Germany	5,151,860	12.77
India	735,750	1.82
Ireland	296,505	0.74
Italy	217,240	0.54
Japan	4,479,681	11.10
Netherlands	1,492,448	3.70
New Zealand	219,339	0.54
Singapore	331,692	0.82
Spain	1,148,296	2.85
Sweden	766,917	1.90
Switzerland	4,554,826	11.29
Taiwan	1,152,675	2.86
United Kingdom	4,826,072	11.96
United States(1)	987,045	2.45
	$40,342,124	100.00%

(1)	Includes short-term securities.

Marsico Global Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS^
Apparel, Accessories & Luxury Goods
Hermes International	7,351	$8,219,614	5.04%
lululemon athletica, inc.*	19,225	5,240,927	3.22
		13,460,541	8.26

Data Processing & Outsourced Services
Adyen N.V.*	3,467	5,042,941	3.10

Financial Exchanges & Data
Deutsche Boerse A.G.	23,749	3,972,087	2.44

Hypermarkets & Super Centers
Costco Wholesale Corp.	11,440	5,482,963	3.37

Industrial Gases
Linde PLC	13,562	3,899,482	2.39

Integrated Telecommunication Services
Deutsche Telekom A.G.	545,271	10,826,062	6.65

Interactive Media & Services
Alphabet, Inc. - Cl. A*	3,051	6,648,922	4.08

Internet & Direct Marketing Retail
Amazon.com, Inc.*	108,760	11,551,400	7.09
JD.com, Inc. ADR	82,205	5,279,205	3.24
		16,830,605	10.33

Oil & Gas Exploration & Production
Pioneer Natural Resources Company	34,144	7,616,844	4.68
Tourmaline Oil Corp.	78,900	4,102,530	2.52
		11,719,374	7.20

Personal Products
L’Oreal S.A.	24,338	8,398,799	5.16

Pharmaceuticals
Eli Lilly & Company	17,291	5,606,261	3.44
Novo Nordisk A/S - Cl. B	50,258	5,574,191	3.42
		11,180,452	6.86

Railroads
Canadian Pacific Railway Ltd.	77,091	5,384,035	3.31

	Number of Shares	Value	Percent of Net Assets
Restaurants
Chipotle Mexican Grill, Inc.*	3,376	$4,413,310	2.71%

Semiconductor Equipment
ASML Holding N.V. - NY Reg. Shs.	18,675	8,887,059	5.46

Semiconductors
Marvell Technology, Inc.	46,360	2,018,051	1.24
NVIDIA Corp.	34,049	5,161,488	3.17
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	57,646	4,712,560	2.89
		11,892,099	7.30

Specialty Chemicals
The Sherwin-Williams Company	31,330	7,015,100	4.31

Systems Software
Microsoft Corp.	50,866	13,063,915	8.02
ServiceNow, Inc.*	6,163	2,930,630	1.80
UiPath, Inc. - Cl. A*	25,592	465,518	0.29
		16,460,063	10.11

Technology Hardware, Storage & Peripherals
Apple, Inc.	49,440	6,759,437	4.15

TOTAL COMMON STOCKS
(Cost $130,315,786)		158,273,331	97.19

SHORT-TERM INVESTMENTS^

State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	4,975,044	4,975,044	3.06

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,975,044)		4,975,044	3.06

TOTAL INVESTMENTS
(Cost $135,290,830)		163,248,375	100.25

Liabilities, Less Cash and Other Assets		(405,046)	(0.25)

NET ASSETS		162,843,329	100.00%

^	As of June 30, 2022, all investments were classified as Level 1 with their corresponding fair valuation disclosed in the above Schedule of Investments. For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.

*	Non-income producing

See notes to schedule of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Canada	$9,486,565	5.81%
China/Hong Kong	5,279,205	3.23
Denmark	5,574,191	3.41
France	16,618,413	10.18
Germany	14,798,149	9.07
Netherlands	13,930,000	8.53
Taiwan	4,712,560	2.89
United Kingdom	3,899,482	2.39
United States(1)	88,949,810	54.49
	$163,248,375	100.00%

(1)	Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service approved by the Funds’ Board of Trustees and subject to review pursuant to procedures established by, and under the general supervision of, the Board of Trustees. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

•     Level 1 – unadjusted quoted prices in active markets for identical investments

•     Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, and evaluated quotations obtained from pricing services)

•     Level 3 – significant unobservable inputs (including the Fund’s assumptions that market participants would use in determining the fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. There were no transfers into or out of Level 3 during the reporting period. As of June 30, 2022, each of the Fund’s investments were categorized as Level 1 securities. The fair values of the investments are reflected on each Fund’s Schedule of Investments by security type and economic industry.

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held.

Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, consisting of fiscal years 2019-2022 as defined by Internal Revenue Service (“IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2022, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2022, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

(Amounts in thousands)	Focus Fund	Growth Fund	Midcap Growth Focus Fund	International Opportunities Fund	Global Fund
Cost of Investments	$472,660,130	$216,789,220	$204,902,501	$37,968,241	$135,616,023

Gross Unrealized Appreciation	$189,401,748	$63,032,605	$65,600,797	$7,397,346	$36,482,493
Gross Unrealized Depreciation	(35,185,799)	(13,767,068)	(37,629,242)	(5,023,463)	(8,850,141)

Net Unrealized Appreciation on Investments	$154,215,949	$49,265,537	$27,971,555	$2,373,883	$27,632,352

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.